STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
STOCK-BASED COMPENSATION
Summary of stock based compensation expense

The following table summarizes the stock-based compensation expenses included in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	For the three months ended		For the nine months ended
	October 31,		October 31,
	2019	2018	2019	2018
Research and development	$30	$166	$218	$525
Sales and marketing	12	114	45	355
General and administrative	187	438	334	877
Total	$229	$718	$597	$1,757

The following table summarizes the stock-based compensation expenses included in the statements of operations and comprehensive loss (in thousands):

	Year ended
	January 31,
	2019	2018
Research and development	$654	$545
Sales and marketing	414	393
General and administrative	993	949
Total	$2,061	$1,887

Black-Scholes option pricing model fair value assumptions

The following assumptions were used to calculate the estimated fair value of awards granted for the periods ended:

	For the three months ended		For the nine months ended
	October 31,		October 31,
	2019	2018	2019	2018
Expected volatility	—	78.8% - 91.0%	68.3% - 70.8%	78.8% - 91.0%
Expected term in years	—	4.0 - 8.6	4.0	4.0 - 8.6
Risk-free interest rate	—	2.72% - 3.10%	1.88% - 2.51%	2.72% - 3.10%
Expected dividend yield	—	—	—	—

	Year ended
	January 31,
	2019	2018
Expected volatility	78.8% - 91.0%	83.9% - 96.8%
Expected term in years	4.0	6.0 - 9.39
Risk-free interest rate	2.43% - 2.98%	1.80% - 2.70%
Expected dividend yield	—	—